Commitments, Operating Lease Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [Abstract]
Undiscounted operating lease payments to be received	$ 169,684	$ 162,392
Less Than One Year [Member]
Disclosure of maturity analysis of operating lease payments [Abstract]
Undiscounted operating lease payments to be received	126,665	110,715
One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [Abstract]
Undiscounted operating lease payments to be received	40,705	42,329
Two to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [Abstract]
Undiscounted operating lease payments to be received	$ 2,314	$ 9,348